Average Annual Total Returns - R6 Shares - JPMorgan Sustainable Municipal Income Fund	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	Class R6 Return After Taxes on Distributions Past 1 Year	Class R6 Return After Taxes on Distributions Past 5 Years	Class R6 Return After Taxes on Distributions Past 10 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	BLOOMBERG BARCLAYS U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	4.82%	3.17%	3.58%	4.82%	3.04%	3.45%	3.72%	2.99%	3.40%	4.73%	3.39%	3.83%